Warrants - Summary for Amounts Related to the Balance Sheet (Detail) - USD ($)	Sep. 30, 2021	Jul. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 04, 2021	Dec. 31, 2020	Dec. 21, 2020
Total Assets	$ 346,283,633		$ 346,622,172	$ 346,801,623	$ 346,880,911	$ 43,309
Total current liabilities	995,252					33,000
Derivative warrant liabilities	10,460,000
Total Liabilities	23,530,252		28,533,605	26,267,320	25,770,690	33,000
Accumulated deficit	(22,247,482)		(26,912,297)	(24,466,560)	(23,890,642)	(14,691)
Total Shareholders' Equity (Deficit)	(22,246,619)		(26,911,434)	(24,465,697)	(23,889,779)	10,309	$ 0
Total Preferred Stock
Total Liabilities, Pref Stock and Stockholder's deficit	$ 346,283,633		346,622,172	346,801,623	346,880,911	$ 43,309
Originally Reported
Other Assets		$ 164,341
Total Assets		53,575,458	346,622,172	346,801,623	346,880,911
Other Current Liabilities		19,959
Total current liabilities		4,404,060
Notes Payable, net		19,958,361
Other liabilities		369,274
Total Liabilities		24,731,695	28,533,605	26,267,320	25,770,690
Accumulated deficit		(187,370,442)	(3,619,545)	(1,173,808)	(544,266)
Total Shareholders' Equity (Deficit)		(52,679,378)	5,000,007	5,000,003	5,000,001
Total Preferred Stock		81,523,141
Total Liabilities, Pref Stock and Stockholder's deficit		53,575,458	346,622,172	346,801,623	346,880,911
Correction of Immaterial Error
Other Assets		555,977
Total Assets		555,977
Other Current Liabilities		184,000
Total current liabilities		184,000
Notes Payable, net		(2,038,948)
Derivative warrant liabilities		2,690,574
Other liabilities		157,033
Total Liabilities		992,659
Accumulated deficit		(436,682)	(23,292,752)	(23,292,752)	(23,346,376)
Total Shareholders' Equity (Deficit)		(436,682)	$ (31,911,441)	$ (29,465,700)	$ (28,889,780)
Total Liabilities, Pref Stock and Stockholder's deficit		555,977
As Corrected
Other Assets		720,318
Total Assets		54,131,435
Other Current Liabilities		203,959
Total current liabilities		4,588,060
Notes Payable, net		17,919,413
Derivative warrant liabilities		2,690,574
Other liabilities		526,307
Total Liabilities		25,724,354
Accumulated deficit		(187,807,124)
Total Shareholders' Equity (Deficit)		(53,116,060)
Total Preferred Stock		81,523,141
Total Liabilities, Pref Stock and Stockholder's deficit		$ 54,131,435